Commitments and Contingent Liabilities (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2017
Commitments and Contingent Liabilities [Line Items]
Litigation and regulatory matters loss contingency, range of possible loss, maximum (less than)	$ 100.0
Commitments | Commercial mortgage loans
Commitments and Contingent Liabilities [Line Items]
Total outstanding commercial mortgage loan commitments	333.0	$ 121.0
Allowance for credit losses	0.1	0.0
Change in allowance for credit loss expense (reversal)	0.1	0.0
Commitments | Investments
Commitments and Contingent Liabilities [Line Items]
Commitments to purchase investment (excluding commercial mortgage loans)	582.0	753.0
Purchase Commitment
Commitments and Contingent Liabilities [Line Items]
Change in allowance for credit loss expense (reversal)	0.0	0.0
Other Guarantees
Commitments and Contingent Liabilities [Line Items]
Accrued Liabilities	$ 33.0	$ 34.0
Indonesia | Joint Venture With CT Corp
Commitments and Contingent Liabilities [Line Items]
Joint Venture with CT Corp, Ownership Percentage			49.00%